RELATED PARTY TRANSACTIONS (Details - Schedule of related parties)	12 Months Ended
Mar. 31, 2025
Ms Fan Zhou [Member]
Related Party Transaction [Line Items]
Name of related party	Ms. Fan Zhou
Relationship to the Company	Formerly Controlling shareholder of the Company, ceased on April 15, 2023, Director of the Company
Langton [Member]
Related Party Transaction [Line Items]
Name of related party	Changleshuang Biotechnology (Guangzhou) Limited (“Changleshuang”)
Relationship to the Company	49% non-controlling shareholder of Guangzhou Yuanjian,The payable to Changleshuang Biotechnology (Guangzhou) Co., Ltd. of is for the purchase of products such as probiotics, prebiotics, collagen-fixed beverages, composite prebiotic beverages, Kangweili "Good Nutrition Time," and Kangweili undenatured collagen special dietary tablets from Changleshuang (Guangzhou) Co., Ltd. The settlement period for all the aforementioned products is 8 months, with a maximum of 18 months, and no interest will be charged within this 18-month period.
Kelly Xu [Member]
Related Party Transaction [Line Items]
Name of related party	Kelly Xu
Relationship to the Company	Operation manager and minority shareholder of Lowell
Katy Liu [Member]
Related Party Transaction [Line Items]
Name of related party	Katy Liu
Relationship to the Company	Employee of the Company
XiYong Hou [Member]
Related Party Transaction [Line Items]
Name of related party	XiYong Hou
Relationship to the Company	Employee of the Company
HuiMin Luo [Member]
Related Party Transaction [Line Items]
Name of related party	HuiMin Luo
Relationship to the Company	Employee of the Company
JunFeng Li [Member]
Related Party Transaction [Line Items]
Name of related party	JunFeng Li
Relationship to the Company	Operation manager and minority shareholder of Yuanjian Trillion (GuangZhou) Health Industry Investment Co., Ltd